Subsequent Events (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Proceeds from sale of assets		$ 0.8	$ 0.5	$ 2.7	$ 2.7	$ 11.2
Subsequent Event
Subsequent Event [Line Items]
Proceeds from sale of assets	$ 975.0
CEGP | Subsequent Event
Subsequent Event [Line Items]
Ownership Percentage	50.00%